Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

Note 6. Balance Sheet Components

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Trade receivables	$7,216	$7,130
Less: Allowances for credit losses	(1,822)	(3,407)
Total	$5,394	$3,723

Inventories, Net

Inventories consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Raw materials	$30,024	$29,386
Work-in-progress	3,076	9,660
Finished goods	5,317	10,907
Total	$38,417	$49,953

The Company recorded $24.1 million and $27.1 million in inventory reserves related to the valuation of inventory as of June 30, 2025 and December 31, 2024, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Prepaid insurance and other	$1,706	$1,724
Vendor prepayments	1,077	612
Total	$2,783	$2,336

Property and Equipment, Net

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Computers and software	$2,525	$2,525
Lab equipment and other equipment	13,395	11,011
Furniture and fixtures	206	206
Leasehold improvements	13,379	13,312
Construction in progress	88	—
Total property, plant and equipment	29,593	27,054
Less accumulated depreciation and amortization	(14,392)	(12,784)
Property, plant and equipment, net	$15,201	$14,270

Depreciation expense for the three months ended June 30, 2025 and 2024 was $0.8 million and $1.1 million, respectively. Depreciation expense for the six months ended June 30, 2025 and 2024 was $1.7 million and $2.2 million, respectively.

Other Assets

Other assets consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Right of use assets	$7,838	$8,774
Net Investment in sales type lease	2,220	2,712
Non-current prepaid expenses and other assets	1,383	2,027
Total Other assets	$11,441	$13,513

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Accrued expenses	$1,759	$1,173
Accrued salaries and benefits	786	560
Lease liability – current portion	1,718	1,778
Total Accrued expenses and other current liabilities	$4,263	$3,511

Other Noncurrent Liabilities

Other noncurrent liabilities consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Lease liabilities – noncurrent portion	$7,620	$8,475
Other noncurrent liabilities	1,076	863
Total other noncurrent liabilities	$8,696	$9,338

Note 6. Balance Sheet Components

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Trade Receivables	$7,130	$10,203
Less: Allowances for Doubtful Accounts	(3,407)	(620)
Total	$3,723	$9,583

Inventories

Inventories consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Raw materials	$29,386	$48,488
Work-in-progress	9,660	9,922
Finished goods	10,907	2,406
Total	$49,953	$60,816

The Company recorded $27.1 million in inventory reserves related to the valuation of inventory for the years ended December 31, 2024 and 2023.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Prepaid insurance and other	$1,724	$2,738
Vendor prepayments	612	1,262
Total	$2,336	$4,000

Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Computers and software	$2,525	$2,549
Lab equipment and other equipment	11,011	8,075
Furniture and fixtures	206	206
Leasehold improvements	13,312	14,406
Total property, plant and equipment	27,054	25,236
Less accumulated depreciation and amortization	(12,784)	(8,910)
Property, plant and equipment, net	$14,270	$16,326

Depreciation expense for the years ended December 31, 2024 and 2023 was $4.0 million and $5.2 million, respectively.

The manufacturing facility operating lease at Campbell (McGlincy) was terminated on March 31, 2023, and is no longer in use. There were no significant asset retirement obligations. The Company accelerated depreciation of $0.4 million in leasehold improvements, which are included in depreciation expense, related to the Company’s exit from its two facilities at Campbell (Division) on December 31, 2023, which are no longer in use. The Company disposed of $2.1 million in fully-depreciated leasehold improvements during the year ended December 31, 2023.

Other Assets

Other assets consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Right of use assets	$8,774	$10,672
Net investment in sales type lease	2,712	—
Non-current contract assets	—	5,117
Non-current prepaid expenses and other assets	2,027	1,993
Total Other assets	$13,513	$17,782

Velo3D, Inc.

Notes to Consolidated Financial Statements

Accrued Expenses & Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Accrued expenses	$1,173	$1,948
Accrued salaries and benefits	560	2,277
Lease liability – current portion	1,778	2,266
Total accrued expenses and other current liabilities	$3,511	$6,491

Other Noncurrent Liabilities

Other noncurrent liabilities consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Lease liabilities - noncurrent portion	$8,475	$10,176
Other noncurrent liabilities	863	1,380
Total other noncurrent liabilities	$9,338	$11,556